Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment at December 31, 2014 and 2013 consisted of the following (in thousands):

	2014	2013
Furniture, fixtures and equipment	$10,957	$7,486
Computers and related equipment	21,741	11,358
Computer software	41,416	35,943
Leasehold improvements	5,637	4,711
Work-in-progress	11,943	14,466
	91,694	73,964
Less -- accumulated depreciation	(47,383)	(37,916)
	$44,311	$36,048